Accumulated Other Comprehensive income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 63,419	¥ 57,867	¥ 20,575
Life insurance premiums and related investment income	295,940	189,421	351,493
Finance revenues	200,584	200,889	186,883
Write-downs of securities and other	(6,608)	(4,515)	(8,997)
Tax expenses or benefits	(144,039)	(120,312)	(89,057)
Net Income	280,926	270,990	255,257
Other (income) and expense, net	4,396	3,729	(23,674)
Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	1,694	(838)	(2,424)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends	16,404	25,673	32,733
Finance revenues	(648)	(182)	29
Write-downs of securities and other	(6,217)	(3,064)	(2,853)
Total before tax	22,711	27,296	33,548
Tax expenses or benefits	(8,255)	(9,582)	(8,501)
Net Income	14,456	17,714	25,047
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	14,297	6,453	5,599
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(1,125)	(1,584)	(1,960)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	1,021	1,041	978
Amortization of net actuarial loss	(1,576)	(1,321)	(717)
Amortization of transition obligation	(49)	(52)	(58)
Total before tax	(604)	(332)	203
Tax expenses or benefits	160	15	(85)
Net Income	(444)	(317)	118
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(1,411)	(806)	1,274
Total before tax	(1,411)	(806)	1,274
Tax expenses or benefits	809	0	(120)
Net Income	(602)	(806)	1,154
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	2,253	(1,179)	(3,140)
Tax expenses or benefits	(559)	341	716
Net Income	1,694	(838)	(2,424)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense	7	(27)	32
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net	(136)	2,608	1,356
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense/Other (income) and expense, net	¥ 2,382	¥ (3,760)	¥ (4,528)